Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables provide significant statements of operations and balance sheet information by reportable segment for each of Hertz Global and Hertz, as well as Adjusted EBITDA, the measure used to determine segment profitability.

	Three Months Ended March 31,
(In millions)	2021	2020
Revenues
Americas RAC	$967	$1,421
International RAC	186	328
All Other Operations(1)	136	174
Total Hertz Global and Hertz	$1,289	$1,923
Depreciation of revenue earning vehicles and lease charges
Americas RAC	$210	$474
International RAC	33	78
All Other Operations(1)(2)	—	125
Total Hertz Global and Hertz	$243	$677
Adjusted EBITDA
Americas RAC	$26	$(206)
International RAC	(8)	(38)
All Other Operations(1)	13	24
Corporate	(29)	(23)
Total Hertz Global and Hertz	$2	$(243)

(1)    Substantially all of this reportable segment is comprised of the Company's Donlen business, which was sold on March 30, 2021 as disclosed in Note 3, "Divestitures."
(2)    The decrease in depreciation of revenue earning vehicles and lease charges is due to the suspension of depreciation for the Donlen business while classified as held for sale, prior to closing on March 30, 2021 as disclosed in Note 3, "Divestitures."

(In millions)	March 31, 2021	December 31, 2020
Total assets
Americas RAC	$11,847	$11,337
International RAC	2,602	2,661
All Other Operations(1)	1	1,818
Corporate	2,160	1,092
Total Hertz Global(2)	16,610	16,908
Corporate - Hertz(3)	(28)	(28)
Total Hertz(2)	$16,582	$16,880
(1) Substantially all of this reportable segment is comprised of the Company's Donlen business, which was sold on March 30, 2021 as disclosed in Note 3, "Divestitures." At December 31, 2020, includes $1.8 billion of Donlen's assets which were classified as held for sale in the accompanying unaudited condensed consolidated balance sheet.
(2)     The consolidated total assets of Hertz Global and Hertz as of March 31, 2021 and December 31, 2020 include total assets of VIEs of $513 million and $511 million, respectively, which can only be used to settle obligations of the VIEs. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 13, "Related Party Transactions," for further information.
(3)    Excludes net proceeds of $28 million from an open market sale of Hertz Global common stock completed in June 2020, which is included in non-vehicle restricted cash in the accompanying unaudited condensed consolidated balance sheets at March 31, 2021 and December 31, 2020.

Reconciliations of Adjusted EBITDA by reportable segment to consolidated amounts are summarized below:

Hertz Global

	Three Months Ended March 31,
(In millions)	2021	2020
Adjusted EBITDA:
Americas RAC	$26	$(206)
International RAC	(8)	(38)
All Other Operations(1)	13	24
Total reportable segments	31	(220)
Corporate(2)	(29)	(23)
Total Hertz Global	2	(243)
Adjustments:
Non-vehicle depreciation and amortization	(54)	(53)
Non-vehicle debt interest, net	(44)	(57)
Vehicle debt-related charges(3)	(28)	(9)
Restructuring and restructuring related charges(4)	(12)	(7)
Information technology and finance transformation costs(5)	(6)	(17)
Reorganization items, net(6)	(42)	—
Pre-reorganization charges and non-debtor financing charges(7)	(23)	—
Gain from the Donlen Sale(8)	392	—
Other items(9)	83	25
Income (loss) before income taxes	$268	$(361)
Hertz

	Three Months Ended March 31,
(In millions)	2021	2020
Adjusted EBITDA:
Americas RAC	$26	$(206)
International RAC	(8)	(38)
All Other Operations(1)	13	24
Total reportable segments	31	(220)
Corporate(2)	(29)	(23)
Total Hertz Global	2	(243)
Adjustments:
Non-vehicle depreciation and amortization	(54)	(53)
Non-vehicle debt interest, net	(44)	(55)
Vehicle debt-related charges(3)	(28)	(9)
Restructuring and restructuring related charges(4)	(12)	(7)
Information technology and finance transformation costs(5)	(6)	(17)
Reorganization items, net(6)	(42)	—
Pre-reorganization charges and non-debtor financing charges(7)	(23)	—
Gain from the Donlen Sale(8)	392	—
Other items(9)	83	25
Income (loss) before income taxes	$268	$(359)

(1)Substantially all of this reportable segment is comprised of the Company's Donlen business, which was sold on March 30, 2021 as disclosed in Note 3, "Divestitures."
(2)Represents other reconciling items primarily consisting of general corporate expenses, non-vehicle interest expense, as well as other business activities.
(3)Represents vehicle debt-related charges relating to the amortization of deferred financing costs and debt discounts and premiums.
(4)Represents charges incurred under restructuring actions as defined in U.S. GAAP, excluding impairments and asset write-downs. See Note 8, "Restructuring," for further information. Also includes restructuring related charges such as incremental costs incurred directly supporting business transformation initiatives.
(5)Represents costs associated with the Company’s information technology and finance transformation programs, both of which are multi-year initiatives to upgrade and modernize the Company’s systems and processes.
(6)Represents charges incurred associated with the filing of the Chapter 11 Cases, as disclosed in Note 16, "Reorganization Items, Net."
(7)Represents charges incurred prior to the filing of the Chapter 11 Cases, as disclosed in Note 1, "Background," which are comprised of preparation charges for the reorganization, such as professional fees. Also, includes certain non-debtor financing and professional fee charges.
(8)Represents the net gain from the sale of the Company's Donlen business on March 30, 2021 as disclosed in Note 3, "Divestitures."
(9)Represents miscellaneous items, including non-cash stock-based compensation charges, and amounts attributable to noncontrolling interests. For the three months ended March 31, 2021, also includes $100 million associated with the suspension of depreciation for the Donlen business while classified as held for sale, partially offset by charges for a multiemployer pension plan withdrawal liability. For the three months ended March 31, 2020, also includes a $20 million gain on the sale of non-vehicle capital assets and $13 million in unrealized gains on derivative financial instruments.

The following tables provide significant statements of operations, balance sheets and statements of cash flow information by reportable segment for each of Hertz Global and Hertz, as well as Adjusted EBITDA, the measure used to determine segment profitability.

	Years Ended December 31,
(In millions)	2020	2019	2018
Revenues
Americas RAC	$3,756	$7,208	$6,754
International RAC	872	1,899	2,002
All Other Operations	630	672	748
Total Hertz Global and Hertz	$5,258	$9,779	$9,504
Depreciation of revenue earning vehicles and lease charges
Americas RAC	$1,354	$1,708	$1,733
International RAC	243	388	393
All Other Operations	435	469	564
Total Hertz Global and Hertz	$2,032	$2,565	$2,690
Depreciation and amortization, non-vehicle assets
Americas RAC	$182	$159	$161
International RAC	19	20	30
All Other Operations	10	10	10
Corporate	14	14	17
Total Hertz Global and Hertz	$225	$203	$218

	Years Ended December 31,
(In millions)	2020	2019	2018
Interest expense, net
Americas RAC	$259	$166	$152
International RAC	80	84	105
All Other Operations	40	31	27
Corporate	229	524	455
Total Hertz Global	608	805	739
Hertz interest income from loan to Hertz Global	(2)	(7)	(7)
Total - Hertz	$606	$798	$732
Adjusted EBITDA
Americas RAC	$(810)	$512	$269
International RAC	(229)	115	188
All Other Operations	93	100	82
Corporate	(49)	(78)	(106)
Total Hertz Global and Hertz	$(995)	$649	$433

	As of December 31,
(In millions)	2020	2019
Revenue earning vehicles, net
Americas RAC	$5,120	$10,118
International RAC	942	2,021
All Other Operations(1)	1,432	1,650
Total Hertz Global and Hertz	$7,494	$13,789
Property and equipment, net
Americas RAC	$490	$557
International RAC	78	83
All Other Operations(2)	6	7
Corporate	98	110
Total Hertz Global and Hertz	$672	$757
Total assets
Americas RAC	$11,337	$16,987
International RAC	2,661	4,035
All Other Operations(3)	1,818	2,115
Corporate	1,092	1,490
Total Hertz Global(4)	16,908	24,627
Corporate - Hertz(5)	(28)	—
Total Hertz(4)	$16,880	$24,627

(1)    Includes $1.4 billion of revenue earning vehicles, net classified as held for sale as of December 31, 2020 as disclosed in Note 3, "Divestitures."
(2)    Includes $6 million of property and equipment, net classified as held for sale as of December 31, 2020 as disclosed in Note 3, "Divestitures."
(3)    Includes $1.8 billion of assets classified as held for sale as of December 31, 2020 as disclosed in Note 3, "Divestitures."
(4)    The consolidated total assets of Hertz Global and Hertz as of December 31, 2020 and 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.
(5)    Excludes net proceeds from the ATM Program of $28 million as disclosed in Note 17, "Equity and Earnings (Loss) Per Share - Hertz Global."

	Years Ended December 31,
(In millions)	2020	2019	2018
Revenue earning vehicles and non-vehicle capital assets
Americas RAC:
Expenditures	$(4,059)	$(9,790)	$(8,938)
Proceeds from disposals	7,965	6,643	5,850
Net expenditures - Hertz Global and Hertz	$3,906	$(3,147)	$(3,088)
International RAC:
Expenditures	$(930)	$(2,995)	$(2,850)
Proceeds from disposals	1,855	2,517	2,475
Net expenditures - Hertz Global and Hertz	$925	$(478)	$(375)
All Other Operations:
Expenditures	$(615)	$(1,043)	$(807)
Proceeds from disposals	335	352	176
Net expenditures - Hertz Global and Hertz	$(280)	$(691)	$(631)
Corporate:
Expenditures	$(36)	$(110)	$(75)
Proceeds from disposals	3	1	2
Net expenditures - Hertz Global and Hertz	$(33)	$(109)	$(73)

The Company operates in the U.S. and in international countries. International operations are substantially in Europe. The operations within major geographic areas for each of Hertz Global and Hertz are summarized below:

	Years Ended December 31,
(In millions)	2020	2019	2018
Revenues
U.S.	$4,271	$7,596	$7,211
International	987	2,183	2,293
Total Hertz Global and Hertz	$5,258	$9,779	$9,504

	As of December 31,
(In millions)	2020	2019
Revenue earning vehicles, net
U.S.	$4,974	$11,424
International	1,088	2,365
Total Hertz Global and Hertz	$6,062	$13,789
Property and equipment, net
U.S.	$570	$658
International	96	99
Total Hertz Global and Hertz	$666	$757

	As of December 31,
(In millions)	2020	2019
Total assets
U.S.(1)	$13,732	$19,876
International(2)	3,176	4,751
Total Hertz Global	16,908	24,627
U.S. - Hertz	(28)	—
Total Hertz	$16,880	$24,627

(1)    Includes $1.8 billion of assets classified as held for sale as of December 31, 2020 as disclosed in Note 3, "Divestitures."
(2)    Includes $48 million of assets classified as held for sale as of December 31, 2020 as disclosed in Note 3, "Divestitures."

Reconciliations of Adjusted EBITDA by segment to consolidated amounts are summarized below:

Hertz Global

	Years Ended December 31,
(In millions)	2020	2019	2018
Adjusted EBITDA:
Americas RAC	$(810)	$512	$269
International RAC	(229)	115	188
All Other Operations	93	100	82
Total reportable segments	(946)	727	539
Corporate(1)	(49)	(78)	(106)
Total Hertz Global	(995)	649	433
Adjustments:
Non-vehicle depreciation and amortization	(225)	(203)	(218)
Non-vehicle debt interest, net	(153)	(311)	(291)
Vehicle debt-related charges(2)	(50)	(38)	(36)
Loss on extinguishment of vehicle debt(3)	(5)	—	(22)
Restructuring and restructuring related charges(4)	(64)	(14)	(32)
Intangible and other asset impairments(5)	(213)	—	—
Information technology and finance transformation costs(6)	(42)	(114)	(98)
Reorganization items, net(7)	(175)	—	—
Pre-reorganization charges and non-debtor financing charges(8)	(109)	—	—
Other items(9)	(21)	44	7
Income (loss) before income taxes	$(2,052)	$13	$(257)
Hertz

	Years Ended December 31,
(In millions)	2020	2019	2018
Adjusted EBITDA:
Americas RAC	$(810)	$512	$269
International RAC	(229)	115	188
All Other Operations	93	100	82
Total reportable segments	(946)	727	539
Corporate(1)	(49)	(78)	(106)
Total Hertz	(995)	649	433
Adjustments:
Non-vehicle depreciation and amortization	(225)	(203)	(218)
Non-vehicle debt interest, net	(151)	(304)	(284)
Vehicle debt-related charges(2)	(50)	(38)	(36)
Loss on extinguishment of vehicle debt(3)	(5)	—	(22)
Restructuring and restructuring related charges(4)	(64)	(14)	(32)
Intangible and other asset impairments(5)	(213)	—	—
Write-off of intercompany loan(10)	(133)	—	—
Information technology and finance transformation costs(6)	(42)	(114)	(98)
Reorganization items, net(7)	(175)	—	—
Pre-reorganization charges and non-debtor financing charges(8)	(109)	—	—
Other items(9)	(21)	44	7
Income (loss) before income taxes	$(2,183)	$20	$(250)

(1)Represents other reconciling items primarily consisting of general corporate expenses, non-vehicle interest expense, as well as other business activities.
(2)Represents vehicle debt-related charges relating to the amortization of deferred financing costs and debt discounts and premiums.
(3)In 2020, represents a $5 million write-off of deferred financing costs resulting from the European ABS waiver agreements. In 2018, primarily represents $20 million of early redemption premium and write-off of deferred financing costs associated with the full redemption of the 4.375% European Vehicle Senior Notes due January 2019.
(4)Represents charges incurred under restructuring actions as defined in U.S. GAAP, excluding impairments and asset write-downs. See Note 11, "Restructuring," for further information. Also includes restructuring related charges such as incremental costs incurred directly supporting business transformation initiatives. In 2018, also includes consulting costs, legal fees and other expenses related to the previously disclosed accounting review and investigation.
(5)In 2020, represents a $193 million impairment of technology-related intangible and other assets and a $20 million impairment of the Hertz tradename, as disclosed in Note 5, "Goodwill and Intangible Assets, Net."
(6)Represents costs associated with the Company's information technology and finance transformation programs, both of which are multi-year initiatives to upgrade and modernize the Company's systems and processes.
(7)In 2020, represents charges incurred associated with the filing of the Chapter 11 Cases, as disclosed in Note 20, "Reorganization Items, Net."
(8)In 2020, represents charges incurred prior to the filing of the Chapter 11 Cases, as disclosed in Note 1, "Background," which are comprised of preparation charges for the reorganization, such as professional fees. Also, includes certain non-debtor financing and professional fee charges.
(9)Represents miscellaneous items, including non-cash stock-based compensation charges, and amounts attributable to noncontrolling interests. In 2020, also includes $16 million associated with the Donlen Asset Sale, partially offset by $18 million for losses associated with certain vehicle damages. In 2019, also includes a $30 million gain on marketable securities and a $39 million gain on the sale of non-vehicle capital assets. In 2018, also includes a $20 million gain on marketable securities, and a $6 million legal settlement received related to an oil spill in the Gulf of Mexico in 2010.
(10)In 2020, represents the write-off of the 2019 Master Loan between Hertz and Hertz Holdings, as disclosed in Note 16, "Related Party Transactions."